ASSETS HELD FOR SALE (Detail) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) Property		Dec. 31, 2014 USD ($) Property
Number Of Properties
Beginning Balance | Property	[1]	4		4
Properties sold | Property		(5)	[2]	(3)	[3]
Properties added | Property		4	[4]	3
Ending balance | Property		3	[5]	4	[1]
Net Book Value
Beginning Balance | $	[1]	$ 12,792		$ 1,356
Properties sold | $		(16,877)	[2]	(686)	[3]
Properties added | $		10,684	[4]	12,122
Ending Balance | $		$ 6,599	[5]	$ 12,792	[1]

[1]	Includes one parcel of land and three facilities.
[2]	In 2015, the parcel of land was reclassified to closed facilities. In addition, we sold four facilities for approximately $25.5 million in net proceeds recognizing a gain on sale of approximately $8.8 million.
[3]	In 2014, we sold these facilities for approximately $2.8 million in net proceeds recognizing a gain on sale of approximately $2.0 million.
[4]	In 2015, we recorded a $3.0 million impairment charge on a SNF in New Mexico to reduce its net book value to its estimated fair value less costs to sell.
[5]	Includes three facilities.